Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Summary of our operating results

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	USD
Operating revenue, net
Insurance	3,071,009	2,559,160	2,340,915	329,711
Crowdfunding	—	155,803	162,683	22,913
Others	134,905	86,805	127,109	17,903
Total consolidated operating revenue, net	3,205,914	2,801,768	2,630,707	370,527
Operating (loss)/profit
Insurance	(811,319)	1,035,088	528,137	74,387
Crowdfunding	(674,977)	(254,175)	(245,776)	(34,617)
Others	(150,385)	(190,900)	(155,235)	(21,865)
Total segment operating (loss)/profit	(1,636,681)	590,013	127,126	17,905
Unallocated item*	(226,161)	(112,026)	(133,869)	(18,855)
Total consolidated operating (loss)/profit	(1,862,842)	477,987	(6,743)	(950)
Total other income	67,775	152,706	170,983	24,083
(Loss)/Profit before income tax	(1,795,067)	630,693	164,240	23,133
Income tax benefit/(expense)	220,987	(22,976)	(555)	(78)
Net (loss)/profit	(1,574,080)	607,717	163,685	23,055

*    The share-based compensation represents an unallocated item in the segment information because the Group’s management does not consider this as part of the segment operating performance measure.